Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	21.00%		21.00%	21.00%
Available for sale securities weighted average maturities	3 years 4 months 24 days	[1]	4 years 2 months 12 days
Debt securities available for sale weighted average yield	1.61%	[1],[2]	2.38%

[1]	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.
[2]	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances.